Cover	Aug. 12, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported in the Current Report on Form 8-K filed by Citius Oncology, Inc., a Delaware corporation (the “Company”), on August 16, 2024 (the “Original Report”), on August 12, 2024 (the “Closing Date”), the Company completed the previously announced business combination (the “Closing”) pursuant to that certain Agreement and Plan of Merger and Reorganization, dated as of October 23, 2023, by and among Citius Pharmaceuticals, Inc., a Nevada corporation, Citius Oncology Sub, Inc., a Delaware corporation (“SpinCo”), TenX Keane Acquisition, a Cayman Islands exempted company (“TenX”, now Citius Oncology, Inc., a Delaware corporation) and TenX Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of TenX, and the related transaction documents described therein (the “Business Combination”).
Document Period End Date	Aug. 12, 2024
Entity File Number	001-41534
Entity Registrant Name	Citius Oncology, Inc.
Entity Central Index Key	0001851484
Entity Tax Identification Number	99-4362660
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Commerce Drive
Entity Address, Address Line Two	1st Floor
Entity Address, City or Town	Cranford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07016
City Area Code	908
Local Phone Number	967-6677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CTOR
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Security Exchange Name	NASDAQ